Cover	Oct. 27, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 27, 2026
Entity File Number	001-42525
Entity Registrant Name	House of Doge Inc.
Entity Central Index Key	0001903595
Entity Tax Identification Number	87-4032622
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	261 NE 61st Street
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33137
City Area Code	214
Local Phone Number	216-8608
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	HODO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false